Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Other Liabilities, Noncurrent [Abstract]
Deferred government grants	¥ 351,896		¥ 30,416
Deferred revenue	193,524		0
Warranty	130,719		0
Rental payable	129,995		48,926
Deferred construction allowance	124,678		61,771
Total	¥ 930,812	$ 135,382	¥ 141,113